Revenues - Summary of geographical information (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Disclosure of geographical areas [line items]
Revenue	$ 1,405	$ 1,423	$ 2,925	$ 2,910
Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	1,405	1,423	2,925	2,910
U.S. [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	1,104	1,110	2,316	2,294
Canada [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	40	43	82	84
Other [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	42	51	85	100
Americas [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	1,186	1,204	2,483	2,478
U.K. [Member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	104	102	210	196
Other Countries [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	54	56	109	114
EMEA [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	158	158	319	310
Asia Pacific [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	62	60	125	122
Eliminations [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	(1)	1	(2)
Legal Professionals [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	620	605	1,246	1,205
Legal Professionals [member] | U.S. [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	499	493	1,002	987
Legal Professionals [member] | Canada [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	13	12	26	22
Legal Professionals [member] | Other [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	7	7	11	13
Legal Professionals [member] | Americas [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	519	512	1,039	1,022
Legal Professionals [member] | U.K. [Member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	58	49	117	100
Legal Professionals [member] | Other Countries [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	13	18	29	31
Legal Professionals [member] | EMEA [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	71	67	146	131
Legal Professionals [member] | Asia Pacific [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	30	26	61	52
Corporates [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	329	315	696	661
Corporates [member] | U.S. [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	270	253	578	537
Corporates [member] | Canada [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	2	3	5	6
Corporates [member] | Other [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	11	15	23	30
Corporates [member] | Americas [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	283	271	606	573
Corporates [member] | U.K. [Member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	28	30	55	53
Corporates [member] | Other Countries [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	10	6	19	19
Corporates [member] | EMEA [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	38	36	74	72
Corporates [member] | Asia Pacific [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	8	8	16	16
Tax & Accounting Professionals [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	168	182	386	404
Tax & Accounting Professionals [member] | U.S. [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	131	143	313	328
Tax & Accounting Professionals [member] | Canada [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	8	8	17	17
Tax & Accounting Professionals [member] | Other [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	17	20	38	41
Tax & Accounting Professionals [member] | Americas [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	156	171	368	386
Tax & Accounting Professionals [member] | U.K. [Member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	6	7	10	11
Tax & Accounting Professionals [member] | Other Countries [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	2	0	2
Tax & Accounting Professionals [member] | EMEA [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	8	7	12	11
Tax & Accounting Professionals [member] | Asia Pacific [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	4	4	6	7
Reuters News [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	155	156	310	311
Reuters News [member] | U.S. [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	107	104	211	206
Reuters News [member] | Canada [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	1	0	2	1
Reuters News [member] | Other [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	3	3	5	5
Reuters News [member] | Americas [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	111	107	218	212
Reuters News [member] | U.K. [Member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	5	7	12	13
Reuters News [member] | Other Countries [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	25	28	52	56
Reuters News [member] | EMEA [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	30	35	64	69
Reuters News [member] | Asia Pacific [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	14	14	28	30
Global Print [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	134	164	289	329
Global Print [member] | U.S. [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	97	117	212	236
Global Print [member] | Canada [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	16	20	32	38
Global Print [member] | Other [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	4	6	8	11
Global Print [member] | Americas [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	117	143	252	285
Global Print [member] | U.K. [Member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	7	9	16	19
Global Print [member] | Other Countries [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	4	4	7	8
Global Print [member] | EMEA [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	11	13	23	27
Global Print [member] | Asia Pacific [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	$ 6	$ 8	$ 14	$ 17